Loans and other borrowings	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Loans and other borrowings	21. Loans and other borrowings

		Discount at issue	2025	2024
	Maturity date	%	$m	$m
Current
Bank overdrafts (note 17)	n/a	n/a	3	17
£300m 3.750% bonds 2025	14 August 2025	0.986	–	381
£350m 2.125% bonds 2026	24 August 2026	0.550	475	–
			478	398

Non‑current
£350m 2.125% bonds 2026	24 August 2026	0.550	–	441
€500m 2.125% bonds 2027	15 May 2027	0.470	594	526
£400m 3.375% bonds 2028	8 October 2028	1.034	539	502
€600m 4.375% bonds 2029	28 November 2029	0.098	705	623
€850m 3.375% bonds 2030	10 September 2030	0.483	1,000	–
€750m 3.625% bonds 2031	27 September 2031	0.116	885	784
			3,723	2,876
Total loans and other borrowings			4,201	3,274

Denominated in the following currencies:
Sterling			1,014	1,324
US dollars			3	16
Euros			3,184	1,933
Other			–	1
			4,201	3,274
Bonds
Interest is payable annually on the dates in the table, at the rates stated.
Revolving Credit Facility (‘RCF’)
In December 2025, the Group entered into a new $1,500m syndicated RCF which matures in 2030. A variable rate of interest is payable on amounts drawn. The previous facility of $1,350m was cancelled during the year.
The maximum amount drawn during the period was $75m (2024: $nil). There were no amounts drawn at 31 December 2025 nor 31 December 2024.
The Group has no uncommitted facilities at 31 December 2025 (2024: $nil).